Schedule of Components of Preferred Stock (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 28, 2019	Aug. 10, 2018	Nov. 11, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, components value					$ 55,653,730
Conversion of preferred stock into common stock					300,000
Preferred stock, components value				$ 18,415,992	18,415,992	$ 55,653,730
Legal fees and other costs					$ (323,137)	$ (202,382)
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					19,400
Preferred stock, components value					$ 18,045,496
Issuance of Preferred Stock. shares					108
Issuance of Preferred Stock					$ 130,896
Stock issuance cost		$ (18,045,496)			(17,896)
Net proceeds received upon issuance of preferred stock		$ 19,399,250			$ 113,000
Conversion of preferred stock into common stock, shares					(300)
Conversion of preferred stock into common stock					$ (300,000)
Issuance of preferred stock upon conversion, shares					389
Issuance of preferred stock upon conversion					$ 389,000
Net issuance of Preferred Stock, shares					197
Net issuance of Preferred Stock					$ 202,000
Preferred stock, shares issued					19,597	19,400
Preferred stock, components value					$ 18,247,496	$ 18,045,496
Beneficial conversion feature					$ 502,000
Series l Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					23,100
Preferred stock, components value					$ 19,699,742
Issuance of Preferred Stock. shares						23,100
Issuance of Preferred Stock						$ 23,100,000
Stock issuance cost						$ (1,459,858)
Net proceeds received upon issuance of preferred stock	$ 23,100,000
Conversion of preferred stock into common stock, shares					(23,100)
Conversion of preferred stock into common stock					$ (19,699,742)
Preferred stock, shares issued	23,100					23,100
Preferred stock, components value						$ 19,699,742
Beneficial conversion feature					$ 5,082,000
Cash paid to B. Riley FBR as placement fee						(1,386,000)
Legal fees and other costs						(73,858)
Less Liquidated Damages recognized upon issuance						(1,940,400)
Total issuance costs and Liquidated Damages						$ (3,400,258)
Series J Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					20,000
Preferred stock, components value					$ 17,739,996
Issuance of Preferred Stock. shares					10,500	20,000
Issuance of Preferred Stock					$ 6,000,000	$ 20,000,000
Stock issuance cost						(580,004)
Net proceeds received upon issuance of preferred stock					$ 6,000,000	$ 15,000,000
Conversion of preferred stock into common stock, shares					(30,500)
Conversion of preferred stock into common stock					$ (23,739,996)
Issuance of preferred stock upon conversion, shares					30,500
Net issuance of Preferred Stock, shares						15,000
Net issuance of Preferred Stock						$ 15,000,000
Preferred stock, shares issued						20,000
Preferred stock, components value						$ 17,739,996
Beneficial conversion feature					586,545
Cash paid to B. Riley FBR as placement fee						(525,240)
Legal fees and other costs						(54,764)
Less Liquidated Damages recognized upon issuance						(1,680,000)
Total issuance costs and Liquidated Damages						$ (2,260,004)
shares issued for payment of debt, shares						(5,000)
shares issued for payment of debt						$ (5,000,000)
Net issuance of Series H Preferred Stock						$ 17,739,996
Issuance of preferred stock upon conversion					$ 23,739,996
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of Preferred Stock. shares					18,042
Issuance of Preferred Stock					$ 18,042,000
Stock issuance cost					$ (560,500)
Net proceeds received upon issuance of preferred stock			$ 18,042,000
Conversion of preferred stock into common stock, shares					(18,042)
Conversion of preferred stock into common stock					$ (17,481,500)
Issuance of preferred stock upon conversion					$ 17,481,500
Preferred stock, shares issued			18,042
Preferred stock, components value
Beneficial conversion feature					9,472,050
Cash paid to B. Riley FBR as placement fee					(440,500)
Legal fees and other costs					$ (120,000)
Issuance of Preferred Stock on October 23, 2020, shares					6,750
Issuance of Preferred Stock on October 23, 2020					$ 6,750,000
Issuance of Series K Preferred Stock on October 28, 2020, shares					5,292
Issuance of Series K Preferred Stock on October 28, 2020					$ 5,292,000
Issuance of Series K Preferred Stock on November 11, 2020, shares					6,000
Issuance of Series K Preferred Stock on November 11, 2020					$ 6,000,000